Schedule of allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	R$ (605,940)	R$ (503,848)
(Additions) Reversals	(12,799)	(12,137)
Write-offs	15,685	19,451
Exchange rate variation	(35,529)	(109,406)
Ending balance	R$ (638,583)	R$ (605,940)